Voya Government Money Market Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	3.06%	1.93%
Performance Inception Date	Apr. 15, 1994
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	1.80%	1.13%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	1.80%	1.13%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	2.33%	1.52%
Performance Inception Date	Jul. 29, 2011
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	3.06%	1.93%
Performance Inception Date	Jan. 03, 1992
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	3.06%	1.93%
Performance Inception Date	Jun. 11, 2024
Class W
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	3.07%	1.93%
Performance Inception Date	Jul. 29, 2011